Derivative financial instruments - Hedge in foreign operations (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Financial instruments classification
Loss recognized in the other comprehensive income	$ 1,111	$ 3,899	$ 1,026
Currency risk
Financial instruments classification
Debts designated as instrument hedge				€ 750	$ 2,457
Hedge in foreign operation, net of tax
Financial instruments classification
Loss recognized in the other comprehensive income	$ (74)	$ (543)	$ (95)